SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Securities lending [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		£ 42,545	£ 41,674
Securities lending [member] | Covered bond programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		39,131	36,802
Securities lending [member] | Covered bond programme [member] | Residential mortgage-backed [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		37,579	34,963
Securities lending [member] | Covered bond programme [member] | Social housing loan-backed [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		1,552	1,839
Securities lending [member] | UK residential mortgages [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		25,815	25,018
Securities lending [member] | Commercial loans [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		5,116	5,746
Securities lending [member] | Credit Card Receivable [Member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		8,164	8,060
Securities lending [member] | Motor Vehicle Finance [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		3,450	2,850
Notes in issue [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		37,194	33,727
Notes in issue [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		38,772	37,180
Notes in issue [member] | Covered bond programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		29,918	28,894
Notes in issue [member] | Covered bond programme [member] | Residential mortgage-backed [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		29,318	27,694
Notes in issue [member] | Covered bond programme [member] | Social housing loan-backed [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		600	1,200
Notes in issue [member] | UK residential mortgages [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		23,505	22,485
Notes in issue [member] | Commercial loans [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		6,038	6,577
Notes in issue [member] | Credit Card Receivable [Member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		5,767	5,263
Notes in issue [member] | Motor Vehicle Finance [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		3,462	2,855
Notes in issue [member] | Less held by the group [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		(31,396)	(31,647)
Notes in issue [member] | Less held by the group [member] | Covered bond programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		(100)	(700)
Notes in issue [member] | Total securitisation programmes [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	7,376	5,533
Notes in issue [member] | Total covered bond programmes [member] | Covered bond programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		£ 29,818	£ 28,194

[1]	Includes 47 million (2018: 53 million) of securitisation notes held at fair value through profit or loss.